Retirement Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit And Contribution Plan Disclosure [Line Items]
Description Of Maximum Retirement Benefit		The maximum retirement benefit is 45 months of salary
Description Of Contribution To Pension Fund		The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description		the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employees monthly wages to the employees individual pension fund accounts at the ROC Bureau of Labor Insurance
Defined Contribution Plan, Cost Recognized		$ 3,367	$ 2,827	$ 2,455
Defined Benefit Plan, Accumulated Benefit Obligation		1,548	1,332
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		2,055	1,905	1,906
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		75
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		23
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		36
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		15
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		466
Defined Benefit Plan, Expected Future Benefit Payments, Six Fiscal Years Thereafter		1,461
Scenario, Forecast [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	$ 111
Scenario, Forecast [Member] | Bank of taiwan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	136
Employee Social Security Plan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized		$ 1,523	$ 1,371	$ 1,445
ROC Bureau Of Labor Insurance [Member] | Scenario, Forecast [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	$ 3,955